Treasury Risk Management - Additional Information (Detail) € in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure Of Treasury Risk Management [Line Items]
Revolving credit facility | $					$ 7,965	$ 7,865
Finance income/(cost)		€ (505)	€ (627)	€ (608)
Future minimum sublease payments expected to be received		€ 63	21
Hedge ratio		1:1
Derivative financial liabilitites	[1]	€ 315	270
Impact on equity - net investment in group companies [Member]
Disclosure Of Treasury Risk Management [Line Items]
Credit exposure		24,600	22,000
Retranslation impact from net investment in group companies		2,461	2,203
Fair value hedges [member] | Bonds And Other Liabilities [Member]
Disclosure Of Treasury Risk Management [Line Items]
Hedged liabilities carrying amount bonds and other liabilities		395	0
Hedged liabilities bonds accumulated amount of fair value adjustment		€ (10)	€ 0
Currency risk [Member]
Disclosure Of Treasury Risk Management [Line Items]
Impact of change in exchange rate		10.00%	10.00%		10.00%	10.00%
Financial assets and liabilities other than functional currency amount		€ 274	€ 317
Percentage of increase in euro against other currencies		10.00%	10.00%
Percentage of decrease in euro against other currencies		10.00%
Net investment in foreign operations		€ 9,200	€ 7,600
Net Investment in foreign operations in GBP		5,500	3,500
Currency risk [Member] | Ten percentage strengthening against other currencies [member]
Disclosure Of Treasury Risk Management [Line Items]
Net investment hedges nominal value		4,000	4,000
Impact on equity - net investment hedges		404	396
Currency risk [Member] | Ten Percentage Increase in Commodity Price Risk [Member]
Disclosure Of Treasury Risk Management [Line Items]
Gain (loss) in cash flow hedge reserve		€ 35	€ 56
Currency risk [Member] | Impact on equity trade related cash flow hedges [member]
Disclosure Of Treasury Risk Management [Line Items]
Percentage of increase in euro against other currencies		10.00%	10.00%
Percentage of decrease in euro against other currencies		10.00%	10.00%
Currency risk [Member] | Impact on equity net investment hedges [member]
Disclosure Of Treasury Risk Management [Line Items]
Percentage of increase in euro against other currencies		10.00%	10.00%
Percentage of decrease in euro against other currencies		10.00%	10.00%
Currency risk [Member] | Impact on equity net investment [member]
Disclosure Of Treasury Risk Management [Line Items]
Percentage of increase in euro against other currencies		10.00%	10.00%
Percentage of decrease in euro against other currencies		10.00%	10.00%
Currency risk [Member] | Ten Percent Strengthening Of Currencies Of Group Companies [Member]
Disclosure Of Treasury Risk Management [Line Items]
Foreign exchange gain		€ 27	€ 32
Currency risk [Member] | Ten Percent Weakening Of Currencies Of Group Companies [Member]
Disclosure Of Treasury Risk Management [Line Items]
Foreign exchange (loss)		(27)	(32)
Impact on equity - trade-related cash flow hedges		€ (120)	€ (89)
Interest rate risk [Member]
Disclosure Of Treasury Risk Management [Line Items]
Percentage of increase in floating interest rate		1.00%	1.00%		1.00%	1.00%
Percentage of decrease in floating interest rate		1.00%	1.00%
Average interest rate on short term borrowings		1.60%	2.50%
Credit in equity from derivatives in cash flow hedge		€ (11)	€ (8)
Debit in equity from derivatives in cash flow hedge		€ 12	€ 8
Interest rate risk [Member] | 2020 [Member]
Disclosure Of Treasury Risk Management [Line Items]
Interest rate fixed on expected financial liability			82.00%
Interest rate risk [Member] | 2021 [Member]
Disclosure Of Treasury Risk Management [Line Items]
Interest rate fixed on expected financial liability		87.00%	73.00%
Interest rate risk [Member] | 2022
Disclosure Of Treasury Risk Management [Line Items]
Interest rate fixed on expected financial liability		75.00%
Interest rate risk [Member] | One percentage weakening in floating interest rate [member]
Disclosure Of Treasury Risk Management [Line Items]
Finance income/(cost)		€ (40)	€ (37)
Interest rate risk [Member] | Cash flow hedges [member] | Interest rate swap contract [member]
Disclosure Of Treasury Risk Management [Line Items]
Derivative financial liabilitites | $					$ 3,700	$ 4,500
Interest rate risk [Member] | Fair value hedges [member] | Interest rate swap contract [member]
Disclosure Of Treasury Risk Management [Line Items]
Derivative financial liabilitites			€ 0		$ 500
Interest rate risk [Member] | Impact on Equity Cash Flow Hedge [Member]
Disclosure Of Treasury Risk Management [Line Items]
Percentage of increase in floating interest rate		1.00%	1.00%		1.00%	1.00%
Percentage of decrease in floating interest rate		1.00%	1.00%
Commodity price risk [Member]
Disclosure Of Treasury Risk Management [Line Items]
Increase in commodity price percentage		10.00%
Decrease in commodity price percentage		10.00%
Commodity derivatives		€ 276	€ 439
Cumulative losses of future commodity purchases reclassified to income statement		89	(52)
Commodity price risk [Member] | Adjustment Basis To Inventory Purchased [Member]
Disclosure Of Treasury Risk Management [Line Items]
Adjustment basis to inventory purchased		€ 66	€ 28

[1]	For the purposes of this note and note 17A, financial assets and liabilities exclude trade and other current receivables and trade payables and other liabilities which are covered in notes 13 and 14 respectively.